Sustainable Aware Equity Fund [Member] Investment Strategy - Sustainable Aware Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund defines large and medium capitalization companies as those companies represented by the Russell 1000® Index or with market capitalization within the capitalization range of the Russell 1000® Index. Equity securities in which the Fund invests include common stocks, preferred stocks, partnership interests and equity-equivalent securities or instruments whose values are based on common stocks, such as futures contracts. The Fund pursues a “sustainable” investment strategy that takes into account environmental, social and governance (“ESG”) considerations. In particular, the Fund's investment strategy seeks to tilt the portfolio toward companies that are expected to contribute to, and benefit from, a transition to a low carbon emission producing economy and away from companies with the greatest exposure to potential negative impacts of such a transition. The Fund's sustainability goals are combined in RIM’s proprietary portfolio construction process, which identifies the combination of securities that best achieves the sustainability goals while minimizing transaction costs and deviation from the money managers’ security selection. The Fund may employ long-short equity strategies pursuant to which it sells securities short.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value, market-oriented and/or defensive) multi-manager approach. RIM may change the Fund's asset allocation at any time. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund.
RIM manages Fund assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund's non-discretionary money managers provide model portfolios and the Fund's cash balances.
The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.

Sustainable Aware Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund Effective On or About March 24, 2026:
Strategy Narrative [Text Block]
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities that Russell Investment Management, LLC (“RIM”), the Fund’s adviser, considers to be sustainable. RIM considers an equity security to be sustainable if it has either (i) lower carbon intensity (defined as Scope 1 and 2 emissions / company sales) than the weighted average carbon intensity (“WACI”) of the securities in the MSCI ACWI Index, the Fund’s primary index, or (ii) a Morningstar Sustainalytics ESG Risk Rating of “medium,” “low” or “negligible.” WACI measures a portfolio’s exposure to carbon intensive companies. Morningstar Sustainalytics’ ESG Risk Ratings assess the magnitude of a company’s unmanaged environmental, social and governance (“ESG”) risk, measured through evaluation of a set of material ESG issues based on both the company’s exposure to and management of those issues. The exposure dimension incorporates factors such as a company’s business model (including geographical aspects), financial strength and event history. The management dimension provides granularity to a company’s management strengths and weaknesses and assesses how well a company is managing the ESG risks it is exposed to. The exposure and management dimensions are placed side by side to determine unmanaged ESG risk and companies are assigned to one of five categories of unmanaged ESG risk ranging from negligible to severe.
The Fund pursues a “sustainable” investment strategy that takes into account ESG considerations. The Fund invests principally in equity securities, including common stocks and preferred stocks, of companies economically tied to a number of countries around the world, including the U.S., and in depositary receipts representing shares in such companies, in a globally diversified manner. A portion of the Fund’s securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are economically tied to emerging market countries. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund defines large and medium capitalization companies as those companies represented by the MSCI ACWI Index or with market capitalization within the capitalization range of the MSCI ACWI Index. Equity securities in which the Fund invests include common stocks, preferred stocks, partnership interests, depositary receipts and equity-equivalent securities or instruments whose value is based on common stocks, such as futures contracts.
The Fund incorporates the following ESG-related sustainability goals into its portfolio construction process:
1. Reduction in carbon emissions in alignment with the Paris-Aligned Investment Initiative’s Net Zero Investment Framework (“PAII NZIF”).
PAII NZIF is a framework and set of reference targets which serve as a guide and accountability mechanism ensuring that the decarbonization of the Fund’s portfolio is consistent with a “Net Zero” pathway. Net Zero pathways refer to science-based emissions, technology, and/or investment trajectories that limit global average temperature rise with sufficiently high probability. RIM utilizes the PAII NZIF as its primary target-setting framework for measuring the Fund’s Net Zero alignment. The PAII NZIF includes guidance on how to assess the strength and maturity of a company’s Net Zero target and performance against six core criteria. RIM uses data from third-party climate-focused organizations to undertake this analysis. Using this data and proprietary modeling, RIM classifies each company in the Fund’s portfolio on a quarterly basis by Net Zero alignment status and monitors the Fund’s holdings to ensure that the Fund’s holdings meet specified Net Zero alignment targets. RIM also measures the Fund’s decarbonization trajectory by monitoring the weighted average carbon dioxide equivalent emissions of the Fund’s holdings to ensure that Fund-level emissions decrease in line with a specified carbon emissions reduction target.
2. Exclusion of companies with significant involvement in certain activities that are considered harmful to the environment and/or society.
RIM excludes the following industries and activities from investment by the Fund: controversial weapons and companies with a significant involvement with oil sands, arctic oil and gas, shale energy, thermal coal, tobacco, gambling, adult entertainment or palm oil. Investments in companies involved in these industries or activities will be excluded where their exposure to the industry or activity exceeds exposure limits determined by RIM. RIM uses data provided by a third-party data provider to assess whether a company's exposure to an industry or activity is above the designated exposure limits. RIM’s exposure limits are based on the percentage of revenue a company derives from the aforementioned industries and activities, with additional climate transition (i.e., transition to a low carbon emission producing economy) criteria applied to thermal coal.
3. The Fund will only invest in companies that follow good governance practices by international standards.
RIM utilizes the services of a third-party data provider to assist it in identifying companies that are aligned to the United Nations Global Compact Principles (“UNGC Principles”). These companies are deemed by RIM as having good governance practices and therefore investable by the Fund. An assessment of UNGC Principle alignment includes a holistic assessment of core metrics for measuring a company’s governance practices, including company responsibility, labor relations, company management and the severity of impacts on stakeholders and/or the environment. Companies deemed to not be aligned with the UNGC Principles are placed on the Fund’s exclusions list. If a company is identified by the third-party data provider as not being aligned with the UNGC Principles, the company may still be investable by the Fund if RIM determines that it does follow good governance practices despite this UNGC Principle assessment.
The Fund’s money managers have a focus on sustainability issues, such as climate transition, pollution and waste management and the reduction of greenhouse gas emissions.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value, market-oriented, defensive and dynamic) and multi-manager approach. RIM may change the Fund's asset allocation at any time. The Fund's money managers have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. For Fund assets not allocated to money manager strategies, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts.
The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. The Fund may also invest in equity linked notes, which are notes whose return is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities.
The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts and may engage in currency transactions for speculative purposes. The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.